Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Financial Income And Expenses
Schedule of financial income and expenses

	2022	2021	2020

Interest income from financial assets	23,115	1,912	479
Foreign exchange gains	6,185	3,215	2,124
Fair value of derivative financial instrument	—	1,308	—